ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at September 30, 2015 and December 31, 2014 were as follows:

	September 30, 2015	December 31, 2014
	(Unaudited)
Accounts receivable	$744,255	$154,928
Less: allowance for doubtful accounts	(69,797)	(63,575)
	$674,458	$91,353

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $8,639 and $12,489 for the nine months ended September 30, 2015 and 2014, respectively.

NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Accounts receivable	$154,928	$675,970
Less: allowance for doubtful accounts	(63,575)	(36,381)
	$91,353	$639,589

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $27,340 and $8,419 for the years ended December 31, 2014 and 2013, respectively.